INCOME TAX (CREDIT) CHARGE - Summary of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
(Loss) income before tax	$ (12,257)	$ 7,653	$ (1,308)	$ 16,034
Expected tax expense	(4,406)	995	(3,008)	1,817
Disallowed expenses	6,696	(157)	6,650	156
Unrecognized deferred tax	(927)	(115)	(2,512)	(110)
Change in estimates related to prior periods	0	34	0	65
Tax incentives	0	(54)	0	(108)
Changes in tax rates	(364)	0	(364)	0
Other	159	20	107	(15)
Income tax expense (benefit)	$ 1,158	$ 723	$ 873	$ 1,805